Isle Acquisition and Reno Acquisition and Preliminary Purchase Accounting - Unaudited Pro Forma Information - (Details) - Isle of Capri - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Business Acquisition [Line Items]
Net revenues	$ 1,810,815	$ 1,840,170
Net income	$ 173,027	$ 28,138